S&P QM-ATR
Run Date - 10/8/2024

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Pool	Borrower Last Name	Borrower First Name	Coborrower Last Name	Coborrower First Name	Property Address	Property City	State	Zip Code	TILA Status	QM Status	Application Date	GSE Eligible	Points and Fees (Reg Z)	Rate Lock Date	APR	Employment Indicator (Borrower)	Employment Indicator (Coborrower)	Citizenship Status (Borrower)	Citizenship Status (Coborrower)	Residual Income
M4DSQFXF5V3	XXXXXX	XXXXXX		XXXXXX	XXXX	XXXX	XX	XX	XX	XX	XX	XXX	XX	XX	XX/XX/XXXX	XX	$XX,XXX.XX	XX/XX/XXXX	X.XX%	XXXX	XX	XX	XX	$XX,XXX.XX